CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net sales	$ 3,260,031	$ 2,650,140	$ 5,538,005	$ 1,266,295
Cost of goods sold ($2,274,345 related party for 2013)	3,290,680	2,107,446	5,193,445	1,021,332
Gross profit	(30,649)	542,694	344,560	244,963
Operating expenses
Consulting fees ($496,438 and $161,945 related party for 2013 and 2012, respectively)	285,910	348,715	680,196	623,949
Salaries and wages	515,154	348,557	830,677	467,023
Share-based compensation	711,532	0	1,065,288	124,660
Legal and professional fees	236,301	122,176	286,728	300,674
General and administrative ($48,123 related party for 2013)	430,683	296,767	900,463	414,133
Total operating expenses	2,179,580	1,116,215	3,763,352	1,930,439
Loss from operations	(2,210,229)	(573,521)	(3,418,792)	(1,685,476)
Other (income) and expenses
Interest income	(644)	(957)	(2,496)	(1,206)
Interest expense ($392,170 warrants issued for convertible note for 2013; $176,862 related party for 2013)	90,443	105,799	592,788	185,561
Other	0	0	4,043	0
Total other income and expenses	89,799	104,842	594,335	184,355
Loss before provision for income taxes	(2,300,028)	(678,363)	(4,013,127)	(1,869,831)
Provision for income taxes	3,742	0	0	0
Net loss	(2,303,770)	(678,363)	(4,013,127)	(1,869,831)
Premium on Series AA Preferred conversion to common shares	2,243,410	0	0	0
Net loss available to common stockholders	$ (4,547,180)	$ (678,363)	$ 0	$ 0
Basic and diluted loss per share (in Dollars per share)	$ (0.09)	$ (0.02)	$ (0.09)	$ (0.07)
Weighted average common shares outstanding (basic and diluted) (in Shares)	50,707,479	40,564,341	45,527,044	26,402,477